Putnam VT Mortgage Securities Fund
The fund's portfolio
9/30/20 (Unaudited)

MORTGAGE-BACKED SECURITIES (76.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (38.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.18%, 4/15/37	$19,445	$35,974
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.238%, 11/15/35	27,158	48,342
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.403%, 3/15/35	135,194	189,271
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.556%, 6/15/34	16,404	20,013
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.098%, 11/15/42	150,374	19,586
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 2/15/45	670,816	133,676
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	186,269	22,525
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	197,270	15,730
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	1,998,588	242,249
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	394,691	38,899
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	180,223	17,023
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	263,768	29,344
REMICs Ser. 4425, IO, 4.00%, 1/15/45	268,986	29,588
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	385,567	39,521
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	280,094	43,568
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	575,118	30,886
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	344,759	24,133
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	102,577	403
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	572,764	41,525
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	215,573	25,420
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	362,082	44,067
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	80,329	710
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	173,749	11,361
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	265,823	23,924
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	260,484	26,612
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	563,314	45,065
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	605,286	41,590
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	385,003	30,329
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	190,658	12,145
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	238,438	11,530
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	341,118	325,043
REMICs Ser. 3391, PO, zero %, 4/15/37	4,657	4,354
REMICs Ser. 3300, PO, zero %, 2/15/37	1,938	1,812
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,163	1,059
Strips Ser. 315, PO, zero %, 9/15/43	727,883	670,874
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.011%, 7/25/36	14,752	28,324
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	25,798	47,210
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	29,201	51,394
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.74%, 2/25/38	106,929	148,966
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	22,866	33,385
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	18,866	26,860
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.665%, 12/25/35	32,020	46,429
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	8,773	10,528
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.604%, 5/25/40	56,769	69,258
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.452%, 10/25/41	53,961	7,892
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 7/25/48	516,925	111,397
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 6/25/48	1,423,671	299,701
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 3/25/48	722,834	129,243
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 1/25/48	1,260,466	214,868
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 11/25/46	2,228,967	484,960
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	559,464	109,795
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 11/25/46	1,553,973	351,190
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 11/25/46	2,318,943	457,991
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 8/25/46	1,043,266	216,411
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 8/25/49	1,021,892	163,790
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 3/25/46	1,702,259	291,006
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 11/25/49	94,766	25,643
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	359,060	66,426
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	484,857	94,247
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,028,138	173,236
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	728,130	101,634
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	563,116	98,196
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	580,215	77,124
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	907,586	137,604
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	851,891	144,507
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	616,461	60,548
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	538,211	50,532
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	178,357	11,593
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	342,602	25,608
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	1,307,836	91,549
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	405,252	25,529
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	102,411	8,193
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	400,862	37,546
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	545,851	37,858
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	213,720	16,563
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	463,728	38,837
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	203,720	16,226
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	115,868	4,291
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	173,119	7,608
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	239,789	11,177
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	257,593	12,743
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	136,884	3,593
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	201,531	5,952
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	111,846	2,621
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	326,101	8,831
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 0.498%, 5/25/42	2,808	2,822
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.425%, 8/27/36	1,868,618	1,650,756
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	25,325	24,747
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	9,234	8,403
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.544%, 12/20/43	245,752	52,222
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.444%, 4/20/38	664,559	167,855
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.044%, 6/20/48	603,738	89,589
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.044%, 6/20/43	1,178,824	230,984
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	322,534	67,629
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 1/16/44	615,548	124,419
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 9/16/43	1,079,690	210,386
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.994%, 5/20/49	1,626,307	221,670
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 2/16/46	599,025	122,603
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.944%, 8/20/49	809,172	128,488
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 2/20/50	80,902	9,027
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 1/20/50	1,093,961	188,859
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.894%, 10/20/49	983,701	259,367
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.844%, 10/20/49	386,430	102,117
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	362,780	72,399
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	556,783	97,092
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	259,738	46,428
Ser. 14-76, IO, 5.00%, 5/20/44	313,356	51,140
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	227,923	32,431
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	132,819	23,575
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	100,091	17,641
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	146,958	25,696
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	474,130	84,452
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	372,758	64,301
Ser. 18-1, IO, 4.50%, 1/20/48	618,485	87,371
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	99,087	8,270
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	351,041	50,680
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	986,582	153,517
Ser. 12-129, IO, 4.50%, 11/16/42	296,099	52,187
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	515,894	87,097
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	340,400	30,146
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	205,542	31,088
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	122,181	18,828
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	99,432	15,288
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	118,717	21,369
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	451,166	78,375
Ser. 16-69, IO, 4.00%, 5/20/46	516,541	59,402
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	338,324	60,898
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	482,222	32,550
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	554,260	91,453
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	112,847	14,346
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	320,386	45,676
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,144,714	180,292
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	142,677	19,247
Ser. 14-104, IO, 4.00%, 3/20/42	361,839	42,444
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	96,269	2,669
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	115,288	3,233
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	77,860	856
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	566,051	54,412
Ser. 17-H03, Class KI, IO, 3.759%, 1/20/67	1,445,010	176,719
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	231,331	5,494
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	337,162	29,778
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	235,736	20,184
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	343,181	26,747
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	162,665	12,810
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	81,709	6,179
Ser. 12-136, IO, 3.50%, 11/20/42	415,743	56,283
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	716,875	45,973
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	118,357	7,649
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	369,819	24,038
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	234,165	3,459
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	336,212	13,157
Ser. 16-H23, Class NI, IO, 3.347%, 10/20/66	1,733,036	173,130
Ser. 16-H03, Class AI, IO, 3.321%, 1/20/66	1,341,841	113,993
Ser. 16-H24, Class JI, IO, 3.305%, 11/20/66	547,367	59,700
Ser. 16-H06, Class AI, IO, 3.213%, 2/20/66	696,565	63,483
Ser. 15-H04, Class AI, IO, 3.198%, 12/20/64	984,830	75,188
Ser. 15-H10, Class HI, IO, 3.143%, 4/20/65	2,019,922	173,107
Ser. 15-H25, Class BI, IO, 3.081%, 10/20/65	861,348	79,847
Ser. 16-H04, Class KI, IO, 3.041%, 2/20/66	1,436,447	101,611
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	405,638	8,359
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	128,402	3,531
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	369,230	27,692
Ser. 14-H21, Class AI, IO, 2.911%, 10/20/64	1,314,175	107,032
Ser. 16-H10, Class AI, IO, 2.881%, 4/20/66	1,196,870	80,370
Ser. 15-H22, Class AI, IO, 2.815%, 9/20/65	1,453,665	135,772
Ser. 16-H18, Class QI, IO, 2.758%, 6/20/66	1,186,720	125,785
Ser. 16-H13, Class IK, IO, 2.632%, 6/20/66	1,182,703	146,156
Ser. 15-H13, Class AI, IO, 2.614%, 6/20/65	1,153,817	100,347
Ser. 17-H08, Class GI, IO, 2.604%, 2/20/67	906,396	120,027
Ser. 15-H22, Class GI, IO, 2.597%, 9/20/65	1,251,962	132,458
Ser. 16-H17, Class DI, IO, 2.541%, 7/20/66	1,218,227	108,953
Ser. 17-H08, Class EI, IO, 2.48%, 2/20/67	1,196,779	126,589
Ser. 17-H14, Class LI, IO, 2.47%, 6/20/67	740,947	80,669
FRB Ser. 15-H16, Class XI, IO, 2.433%, 7/20/65	720,711	72,359
Ser. 17-H04, Class BI, IO, 2.417%, 2/20/67	878,176	96,031
Ser. 16-H27, Class GI, IO, 2.393%, 12/20/66	1,409,894	166,069
Ser. 16-H04, Class HI, IO, 2.384%, 7/20/65	797,297	53,100
Ser. 17-H25, Class CI, IO, 2.382%, 12/20/67	1,540,044	192,742
Ser. 18-H01, Class XI, IO, 2.335%, 1/20/68	1,129,287	147,032
Ser. 18-H02, Class IM, IO, 2.333%, 2/20/68	783,940	97,168
Ser. 16-H06, Class DI, IO, 2.32%, 7/20/65	1,239,914	89,921
Ser. 17-H08, Class NI, IO, 2.309%, 3/20/67	876,190	82,187
Ser. 18-H05, Class ID, IO, 2.30%, 3/20/68	506,601	55,547
Ser. 16-H07, Class PI, IO, 2.285%, 3/20/66	2,251,837	239,213
Ser. 17-H25, Class AI, IO, 2.26%, 12/20/67	468,376	48,169
Ser. 17-H14, Class JI, IO, 2.26%, 6/20/67	534,895	69,760
Ser. 17-H06, Class MI, IO, 2.241%, 2/20/67	1,530,119	143,251
Ser. 17-H10, Class MI, IO, 2.224%, 4/20/67	982,172	79,556
Ser. 17-H09, IO, 2.185%, 4/20/67	849,745	71,306
Ser. 15-H20, Class CI, IO, 2.181%, 8/20/65	1,305,603	119,559
Ser. 16-H24, IO, 2.152%, 9/20/66	879,654	95,378
Ser. 18-H02, IO, 2.104%, 1/20/68	394,725	38,284
Ser. 16-H06, Class HI, IO, 2.077%, 2/20/66	1,064,870	82,084
Ser. 17-H25, IO, 2.045%, 11/20/67	916,638	97,106
Ser. 15-H24, Class HI, IO, 2.044%, 9/20/65	1,048,306	57,812
Ser. 17-H16, Class HI, IO, 1.978%, 8/20/67	812,005	67,606
Ser. 16-H24, Class KI, IO, 1.963%, 11/20/66	710,922	79,934
Ser. 15-H23, Class TI, IO, 1.914%, 9/20/65	940,082	85,171
Ser. 17-H20, Class AI, IO, 1.882%, 10/20/67	2,173,380	256,051
Ser. 14-H25, Class BI, IO, 1.70%, 12/20/64	992,364	69,133
Ser. 17-H06, Class EI, IO, 1.597%, 2/20/67	561,743	33,074
Ser. 14-H18, Class CI, IO, 1.589%, 9/20/64	877,647	68,243
Ser. 16-H08, Class GI, IO, 1.441%, 4/20/66	801,390	41,124
FRB Ser. 11-H07, Class FI, IO, 1.246%, 2/20/61(WAC)	2,451,089	64,464
Ser. 10-151, Class KO, PO, zero %, 6/16/37	21,398	20,012
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,066	960

		17,965,231
Commercial mortgage-backed securities (16.2%)
Bank FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63(WAC)	98,000	95,665
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	101,000	77,572
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.541%, 1/12/45(WAC)	71,000	51,120
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	70,000	71,968
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.497%, 5/15/45(WAC)	68,000	51,589
FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47(WAC)	83,000	80,909
FRB Ser. 18-COR3, Class C, 4.713%, 5/10/51(WAC)	67,000	68,335
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	117,000	117,000
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.463%, 8/10/46(WAC)	101,000	86,654
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	228,000	182,454
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	124,000	93,000
FRB Ser. 13-CR6, Class D, 4.227%, 3/10/46(WAC)	160,000	131,315
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	112,000	124,656
FRB Ser. 15-C1, Class C, 4.411%, 4/15/50(WAC)	113,000	105,365
CSAIL Commercial Mortgage Trust 144A FRB Ser. 18-C14, Class D, 5.054%, 11/15/51(WAC)	73,000	66,863
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.67%, 7/10/44(WAC)	103,000	95,160
FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	167,000	154,308
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.557%, 7/25/29	87,000	81,621
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.557%, 7/25/29	83,982	81,736
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.549%, 2/10/46(WAC)	70,000	58,523
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	49,000	49,363
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47(WAC)	155,000	132,525
FRB Ser. 14-GC20, Class C, 5.13%, 4/10/47(WAC)	62,000	55,497
FRB Ser. 14-GC22, Class C, 4.848%, 6/10/47(WAC)	85,000	80,894
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class C, 5.839%, 1/10/45(WAC)	62,000	56,071
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47(WAC)	329,000	125,020
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	104,000	104,730
FRB Ser. 13-GC13, Class D, 4.22%, 7/10/46(WAC)	105,000	75,416
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.971%, 2/15/47(WAC)	110,000	95,990
FRB Ser. 13-C14, Class C, 4.859%, 8/15/46(WAC)	136,000	120,598
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	61,000	50,658
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	97,000	94,856
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	229,000	166,616
FRB Ser. 14-C25, Class D, 4.099%, 11/15/47(WAC)	139,000	95,834
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	88,000	82,140
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	173,402	150,768
FRB Ser. 13-C16, Class C, 5.194%, 12/15/46(WAC)	55,000	58,028
FRB Ser. 12-CBX, Class B, 5.081%, 6/15/45(WAC)	148,000	139,045
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	168,000	125,035
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	46,988
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	245,000	127,685
FRB Ser. 10-C2, Class D, 5.841%, 11/15/43(WAC)	131,000	78,601
FRB Ser. 12-C8, Class C, 4.778%, 10/15/45(WAC)	200,000	161,365
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	127,381	76,178
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.107%, 2/15/47(WAC)	46,000	48,102
FRB Ser. 16-C29, Class C, 4.904%, 5/15/49(WAC)	92,000	87,575
FRB Ser. 13-C9, Class C, 4.169%, 5/15/46(WAC)	77,000	76,224
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.07%, 4/15/47(WAC)	180,000	152,588
FRB Ser. 15-C23, Class D, 4.289%, 7/15/50(WAC)	160,000	141,166
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	141,000	68,580
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class E, 5.675%, 9/15/47(WAC)	118,000	116,897
FRB Ser. 11-C3, Class E, 5.419%, 7/15/49(WAC)	148,000	116,506
FRB Ser. 19-L3, Class E, 2.50%, 11/15/52(WAC)	69,000	50,513
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	171,000	159,569
FRB Ser. 19-01, Class M10, 3.398%, 10/15/49	446,000	409,205
FRB Ser. 19-01, Class M7, 1.848%, 10/15/49	85,066	79,430
UBS Commercial Mortgage Trust Ser. 19-C17, Class C, 3.758%, 10/15/52	102,000	92,077
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45(WAC)	281,000	186,512
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	93,225
Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	74,000	52,847
Ser. 18-C10, Class D, 3.00%, 5/15/51(WAC)	70,000	54,143
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class D, 4.62%, 12/10/45(WAC)	109,000	54,060
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	138,000	133,711
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	181,000	155,499
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.291%, 1/15/52(WAC)	53,000	55,465
FRB Ser. 20-C56, Class C, 3.751%, 6/15/53(WAC)	76,000	76,860
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	87,000	70,627
Wells Fargo Commercial Mortgage Trust 144A Ser. 12-LC5, Class D, 4.917%, 10/15/45(WAC)	71,000	66,740
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.844%, 11/15/44(WAC)	158,000	159,188
FRB Ser. 12-C6, Class C, 5.765%, 4/15/45(WAC)	113,000	116,803
FRB Ser. 11-C4, Class C, 5.39%, 6/15/44(WAC)	208,000	199,669
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	290,000	228,865

		7,528,360
Residential mortgage-backed securities (non-agency) (21.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.365%, 5/25/47	511,330	252,264
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	77,462	79,090
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	452,446
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 2.989%, 10/25/35(WAC)	172,366	154,017
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.498%, 10/25/27 (Bermuda)	123,377	120,808
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.748%, 8/25/28 (Bermuda)	190,000	186,860
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.388%, 6/25/36	490,000	448,543
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.328%, 11/25/47	234,581	185,186
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 3.94%, 4/25/37(WAC)	274,364	265,732
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.336%, 2/20/47	250,693	189,180
FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.288%, 6/25/37	54,556	51,926
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.328%, 6/25/47	349,702	328,562
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.998%, 1/25/30	182,000	145,655
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.948%, 3/25/28	247,380	247,295
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.148%, 12/25/28	291,688	304,546
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	137,942	140,802
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	51,088
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.698%, 10/25/24	104,775	106,681
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 3.948%, 3/25/25	53,837	54,085
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.598%, 10/25/29	250,000	257,361
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 12/25/29	234,001	231,759
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	208,401	205,162
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.398%, 2/25/49	50,000	48,145
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	93,000	85,448
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/49	32,000	29,253
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	114,000	107,239
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.158%, 8/25/50	65,000	65,975
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/50	64,000	63,680
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	34,000	28,428
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.898%, 9/25/48	330,000	258,911
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.398%, 10/25/49	90,000	67,658
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.975%, 9/25/47	29,000	20,880
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.798%, 1/25/49	50,000	48,171
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	68,071
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	72,195
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	144,000	133,920
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.248%, 3/25/50	66,000	65,010
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	67,389	66,791
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	94,416	92,823
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	142,612	141,247
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.298%, 12/25/30	45,000	43,786
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.398%, 9/25/28	51,705	59,947
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	155,045	175,812
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/29	9,966	10,774
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.148%, 9/25/28	73,089	77,233
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	41,908	43,381
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	44,000	44,451
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.448%, 10/25/28	194,869	205,022
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.648%, 12/25/30	267,000	247,791
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	158,000	150,653
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	60,000	57,956
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	16,978	17,514
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/31	90,000	83,583
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.298%, 2/25/30	200,000	185,068
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.248%, 3/25/31	59,000	55,759
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/30	220,000	203,902
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.748%, 1/25/30	92,000	86,199
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/30	159,000	147,373
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	138,656	142,508
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	157,066	158,595
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.498%, 1/25/31	66,638	65,367
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.398%, 7/25/30	18,380	18,152
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.348%, 8/25/30	196,629	193,687
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.398%, 6/25/39	420,000	378,000
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.498%, 7/25/31	47,000	44,415
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 4.248%, 7/25/39	98,000	85,999
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	79,000	74,256
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.148%, 1/25/40	35,000	26,393
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	111,598	110,901
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 0.308%, 11/25/36	115,116	100,783
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	100,000	98,000
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.078%, 11/25/34	42,021	40,890
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.546%, 2/26/37	107,363	97,218
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	220,000	208,291
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.268%, 8/25/36	46,840	42,235
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	111,669
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 2.954%, 10/25/35(WAC)	72,036	71,055
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.068%, 7/25/45	95,590	92,072
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.378%, 4/25/37	78,029	75,442

		10,055,025

Total mortgage-backed securities (cost $37,586,599)		$35,548,616

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (63.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (14.8%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$26,572	$31,384
6.00%, with due dates from 4/15/28 to 11/20/38	71,262	83,028
5.50%, 4/20/38	102,652	119,758
5.00%, 3/20/50	24,833	28,056
4.70%, 8/20/67	102,225	118,049
4.50%, TBA, 10/1/50	2,000,000	2,142,656
4.50%, with due dates from 2/20/34 to 5/20/48	1,049,411	1,179,322
3.00%, TBA, 10/1/50	2,000,000	2,093,906
2.00%, TBA, 10/1/50	1,000,000	1,038,984

		6,835,143
U.S. Government Agency Mortgage Obligations (48.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	10,291	11,989
7.00%, with due dates from 11/1/26 to 4/1/32	59,645	69,072
5.50%, 12/1/33	12,015	13,857
4.50%, with due dates from 7/1/44 to 8/1/44	127,963	143,114
4.00%, with due dates from 12/1/44 to 9/1/45	617,342	677,417
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	7,834	9,045
7.00%, with due dates from 12/1/28 to 12/1/35	295,948	346,144
6.50%, 9/1/36	7,035	8,350
6.00%, 1/1/38	75,966	90,975
5.50%, 1/1/38	324,185	374,596
5.00%, 2/1/39	8,874	10,234
4.50%, with due dates from 7/1/44 to 5/1/45	168,876	187,073
3.50%, 6/1/56	659,436	736,764
3.50%, 1/1/47	58,596	62,263
Uniform Mortgage-Backed Securities
4.50%, TBA, 10/1/50	2,000,000	2,163,281
4.00%, TBA, 10/1/50	1,000,000	1,066,406
3.00%, TBA, 10/1/50	5,000,000	5,237,500
2.50%, TBA, 11/1/50	1,000,000	1,047,422
2.50%, TBA, 10/1/50	3,000,000	3,147,422
2.00%, TBA, 11/1/50	5,000,000	5,159,766
2.00%, TBA, 10/1/50	2,000,000	2,068,125

		22,630,815

Total U.S. government and agency mortgage obligations (cost $29,254,749)		$29,465,958

PURCHASED SWAP OPTIONS OUTSTANDING (5.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30	$3,009,000	$9,418
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25 (United Kingdom)	Oct-20/0.359	15,513,400	11,635
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	1,397,200	87,269
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	79,602
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	1,397,200	60,792
(0.923)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.923	1,800,400	9,488
0.635/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.635	3,462,000	6,716
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	1,397,200	1,607
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	7
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	1,397,200	1
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	1,045,200	6,418
JPMorgan Chase Bank N.A.
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075	17,228,900	219,496
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	5,588,600	62,704
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	1,323,900	51,751
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225	752,300	7,531
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	647,134
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	327,109
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	322,606
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	790,100	281,149
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	70,068
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	28,476
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	447,900	560
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	98
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	105,000	17,490
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	96,885
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	8

Total purchased swap options outstanding (cost $1,115,047)			$2,406,018

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-20/$105.03	$7,000,000	$7,000,000	$24,577
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Nov-20/106.34	6,000,000	6,000,000	3,072
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Nov-20/103.19	16,000,000	16,000,000	47,136
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Nov-20/103.06	6,000,000	6,000,000	22,500
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Nov-20/104.70	7,000,000	7,000,000	22,743
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Oct-20/104.98	8,000,000	8,000,000	5,176
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Nov-20/104.70	21,000,000	21,000,000	45,087
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-20/105.56	5,000,000	5,000,000	5
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Nov-20/105.56	21,000,000	21,000,000	20,412
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-20/106.78	5,000,000	5,000,000	1,620

Total purchased options outstanding (cost $132,502)				$192,328

ASSET-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.125%, 7/25/24	$209,000	$209,523
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 0.998%, 11/25/51	199,333	199,333
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	152,000	151,240
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.506%, 4/23/23	100,000	100,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.906%, 5/29/22	150,000	150,001
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.901%, 9/7/21	159,000	159,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.651%, 10/10/21	139,000	139,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	129,000	129,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.975%, 3/26/21	130,000	130,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.901%, 10/24/20	161,000	161,000

Total asset-backed securities (cost $1,528,333)		$1,528,097

SHORT-TERM INVESTMENTS (22.3%)(a)
		Principal amount/ shares	Value
Interest in $158,500,000 joint tri-party repurchase agreement dated 9/30/2020 with HSBC Bank USA, National Association due 10/1/2020 - maturity value of $3,139,007 for an effective yield of 0.080% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 2/1/2028 to 8/1/2050, valued at $161,670,359)		$3,139,000	$3,139,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	260,000	260,000
U.S. Treasury Bills 0.094%, 11/5/20(SEGSF)		$1,650,000	1,649,860
U.S. Treasury Bills 0.102%, 11/12/20(SEG)(SEGSF)		1,100,000	1,099,883
U.S. Treasury Bills 0.107%, 12/3/20(SEGSF)(SEGCCS)		1,000,000	999,834
U.S. Treasury Bills 0.135%, 10/8/20(SEGSF)		975,000	974,988
U.S. Treasury Bills 0.106%, 10/27/20(SEGSF)		700,000	699,961
U.S. Treasury Bills 0.083%, 11/10/20(SEGSF)		600,000	599,948
U.S. Treasury Bills 0.083%, 12/10/20(SEG)(SEGSF)(SEGCCS)		600,000	599,889
U.S. Treasury Bills 0.091%, 11/17/20(SEGSF)		300,000	299,965

Total short-term investments (cost $10,323,275)			$10,323,328
TOTAL INVESTMENTS

Total investments (cost $79,940,505)			$79,464,345

FUTURES CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	2	$443,625	$443,625	Dec-20	$(723)
U.S. Treasury Note 2 yr (Short)	386	85,290,922	85,290,922	Dec-20	(45,736)
U.S. Treasury Note 5 yr (Short)	13	1,638,406	1,638,406	Dec-20	(2,670)

Unrealized appreciation					—

Unrealized (depreciation)					(49,129)

Total					$(49,129)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/20 (premiums $1,711,895) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	$3,009,000	$3,761
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60	3,009,000	4,152
Barclays Bank PLC
(0.359)/3 month USD-LIBOR-BBA/Oct-25	Oct-20/0.359	15,513,400	18,771
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	1,397,200	419
1.241/3 month USD-LIBOR-BBA/Oct-50	Oct-20/1.241	947,800	5,355
(0.523)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.523	1,800,400	7,238
(0.705)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.705	1,731,000	7,495
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	35,798
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	64,544
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	1,397,200	146,217
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	4,180,800	794
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	11,106
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	375,888
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	178
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225	752,300	617
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225	752,300	2,535
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	8,395
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	12,832
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	14,628
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	19,606
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	20,125
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83	5,588,600	34,761
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	2,647,700	44,323
(0.7075)/3 month USD-LIBOR-BBA/Dec-30	Dec-20/0.7075	17,228,900	171,255
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	1,791,800	2
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	9,952
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	10,229
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	13,477
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	66,587
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	152,147
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	154,936
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	790,100	260,978
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	315,408
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	320,362
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	47,500	6,020
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	1,385,000	9,003
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	94,900	14,081
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	27,643
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	79,868

Total			$2,451,486

WRITTEN OPTIONS OUTSTANDING at 9/30/20 (premiums $138,125) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Nov-20/$105.03	$7,000,000	$7,000,000	$2,436
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Nov-20/106.34	6,000,000	6,000,000	1,200
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Nov-20/103.19	16,000,000	16,000,000	43,376
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Nov-20/103.06	6,000,000	6,000,000	13,596
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Nov-20/104.70	7,000,000	7,000,000	18,914
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Oct-20/104.98	8,000,000	8,000,000	9,552
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-20/105.56	5,000,000	5,000,000	39,840
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-20/104.70	21,000,000	21,000,000	27,867
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Nov-20/105.56	21,000,000	21,000,000	22,869
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Nov-20/106.78	5,000,000	5,000,000	1,035

Total				$180,685

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$4,197,400	$(472,139)	$322,360
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	141,008
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	3,733
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	391,200	(9,271)	1,189
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	391,200	(9,271)	(1,091)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(11,394)	(2,211)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(6,936)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(95,950)	(30,809)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(44,023)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(236,781)	(79,176)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	64,857	23,543
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	529,234	(475,826)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	48,590
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	1,069,600	(10,362)	(2,235)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	1,069,600	(10,362)	(3,990)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(24,406)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	29,538
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(31,590)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	37,967
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	35,988
(0.344)/3 month USD-LIBOR-BBA/Oct-25 (Purchased)	Oct-20/0.344	3,461,900	(7,582)	(5,851)
0.344/3 month USD-LIBOR-BBA/Oct-25 (Purchased)	Oct-20/0.344	3,461,900	(7,582)	(6,820)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	686,500	(9,697)	(9,666)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	(19,926)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(21,898)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	353,223
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(290,082)	297,557
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	52,256
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	43,774
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	28,884
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(2,492)	(2,492)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(16,087)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(20,600)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(26,931)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(155,753)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	22,405	15,318
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	4,727
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	204	204
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	(2,635)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	78,796	(88,620)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	231,812	(197,480)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(283,485)	292,126
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	45,409
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	28,502
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	3,267,200	(637,698)	8,135
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	3,267,200	(5,356)	(5,293)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(6,923)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(28,819)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(76,160)	(30,001)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	85,457	27,311
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	262,693	(254,681)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(26,089)	43,960
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	2,255
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	2,143
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	152
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	117
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	(2,907)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	(3,062)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	(3,681)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	(4,664)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(69,549)	(41,021)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	60,039	58,895
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	1,509
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	89
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	16,157	(70,233)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	58,544
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(17,067)

Unrealized appreciation				2,009,006

Unrealized (depreciation)				(1,745,404)

Total				$263,602

TBA SALE COMMITMENTS OUTSTANDING at 9/30/20 (proceeds receivable $16,694,473) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 10/1/50	$5,000,000	10/14/20	$5,237,500
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	2,000,000	11/12/20	2,094,844
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	3,000,000	10/14/20	3,147,422
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	4,000,000	11/12/20	4,127,812
Uniform Mortgage-Backed Securities, 2.00%, 10/1/50	2,000,000	10/14/20	2,068,125

Total			$16,675,703

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$508,000	$282,311		$(17)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$288,658
		1,633,900	361,365		(36,070)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	341,557
		191,900	8,844	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	8,843
		496,600	22,444	(E)	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,447)
		294,100	50,660		(4)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,613)
		1,039,500	71,716	(E)	(210)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	71,506
		359,400	16,545	(E)	(61)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	16,484
		318,200	63,222		(5)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	63,738
		835,800	154,113		(12)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(154,964)
		825,700	136,499		(425)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(137,075)
		647,500	26,412	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	26,409
		950,400	38,970	(E)	(5)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	38,965
		1,115,200	148,080		(16)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(149,640)
		229,300	23,484	(E)	(5)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	23,479
		705,700	101,291	(E)	(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(101,301)
		1,219,900	175,963	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(175,963)
		514,200	166,878	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(166,878)
		658,600	43,165	(E)	(7)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	43,158
		55,100	16,385	(E)	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,387)
		129,800	17,103		(2)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,834)
		199,100	24,445		(3)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,226)
		18,000	5,073	(E)	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,074)
		1,364,300	39,958	(E)	(8)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,965)
		210,100	26,764	(E)	(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,767)
		561,600	109,004	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(109,023)
		476,200	37,655		(7)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(38,205)
		419,900	49,006	(E)	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(49,020)
		952,900	53,856		12,331	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,988)
		1,372,900	135,588		15,189	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(121,140)
		33,100	6,687	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,688)
		18,800	3,531	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	3,531
		4,390,000	366,389		(58)	2/18/30	3 month USD-LIBOR-BBA — Quarterly	1.57% — Semiannually	373,113
		236,500	6,401	(E)	(8)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,409)
		176,500	6,057	(E)	(3)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	6,055
		6,772,000	28,828		(26)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(30,717)
		14,651,200	51,689	(E)	(55)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,745)
		1,169,000	12,589	(E)	(40)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(12,629)
		98,700	1,331	(E)	(3)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,328
		177,700	13,531	(E)	(6)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,525
		132,100	15,454	(E)	(5)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,450
		498,700	7,512	(E)	(7)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	7,505
		103,300	858	(E)	(1)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(859)
		52,000	1,120	(E)	(1)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(1,121)
		334,800	3,141	(E)	(5)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,137
		511,000	44,664		(1,368)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,830
		1,690,100	8,341		(7,644)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.439% — Semiannually	1,153
		837,500	5,068		4	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,436
		8,156,900	23,435		(1,302)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,784)
		5,188,100	17,079		997	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,580
		37,800	168		—	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	178
		167,000	850		(2)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(963)
		646,600	1,401		431	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,053)
		40,600	664	(E)	(1)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(665)
		4,670,600	5,138		(38)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	9,227
		4,682,700	1,971		(38)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	2,347
		3,600,400	5,537		(29)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(5,375)
		1,661,800	7,653		(22)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(6,402)
		1,138,200	11,985		(15)	7/21/30	3 month USD-LIBOR-BBA — Quarterly	0.585% — Semiannually	(11,323)
		766,800	60,503		369	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	60,173
		861,900	1,350		(8)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,306
		1,423,900	2,100	(E)	(8)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,092
		2,561,800	7,557		(21)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(7,526)
		1,731,000	5,778		11,748	9/30/30	0.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,945
		38,300	97	(E)	809	9/2/52	1.188% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	712
		776,000	450	(E)	488	12/16/22	0.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38
		3,204,000	2,586	(E)	43	12/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,629
		3,275,000	907	(E)	(31)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	876
		1,090,000	3,038	(E)	(98)	12/16/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(3,136)
		48,400	13		(6)	9/11/30	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(6)
		3,574,900	204		(13)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(252)
		2,138,000	22,810	(E)	(2,857)	12/16/50	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(25,674)
		2,768,000	758		(22)	9/30/25	3 month USD-LIBOR-BBA — Quarterly	0.34% — Semiannually	(772)
		703,400	941		(9)	9/30/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	(941)
		318,000	273		(4)	10/2/30	3 month USD-LIBOR-BBA — Quarterly	0.7195% — Semiannually	269

	Total				$(8,261)				$(172,318)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$16,238	$16,132	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$130
12,111	12,033	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	97
Barclays Bank PLC
170,200	169,736	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(148)
25,732	25,662	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(22)
121,541	121,575	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	286
5,064	5,066	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	12
3,222,835	3,238,881	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	23,315
200,148	199,704	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	9
34,905	34,886	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	61
173,804	176,118	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2,774)
2,878,152	2,894,383	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(24,101)
857	856	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11
14,912	14,817	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	118
20,096	19,966	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(161)
11,178	11,115	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(114)
10,949	10,906	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	102
15,351	15,305	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	155
1,091	1,088	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	11
Citibank, N.A.
36,751	36,934	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	266
Credit Suisse International
14,204	14,220	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	213
5,595	5,637	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	126
1,830	1,828	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	23
30,316	30,380	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	490
13,907	13,817	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	112
8,090	8,147	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	185
5,903	5,944	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	135
13,907	13,817	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(112)
16,901	16,806	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(172)
Goldman Sachs International
10,424	10,483	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(87)
27,807	27,963	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(233)
77,155	77,590	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(646)
205,379	206,537	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,720)
281,327	282,914	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,356)
24,715	24,576	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(210)
37,007	36,771	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	292
37,007	36,771	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	292
29,228	29,041	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	231
27,389	27,214	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	216
24,729	24,572	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	195
7,501	7,477	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	85
23,172	23,022	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(186)
21,628	21,506	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(220)
66,037	65,777	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	613
46,358	46,175	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	431
27,365	27,257	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	254
106	106	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1
33,576	33,475	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	339
30,637	30,545	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	309
29,688	29,599	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	300
23,636	23,565	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	239
6,694	6,674	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	68
JPMorgan Chase Bank N.A.
13,009	12,925	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	104
1,910	1,898	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15
21,610	21,488	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(220)
JPMorgan Securities LLC
14,204	14,220	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(213)
15,998	16,032	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	259
170,271	169,186	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,343)

Upfront premium received		—	Unrealized appreciation			30,100

Upfront premium (paid)		—	Unrealized (depreciation)			(35,038)

	Total	$—			Total	$(4,938)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$1,903	$15,000	$1,920	5/11/63	200 bp — Monthly	$(17)
	CMBX NA A.6 Index	A/P	9,380	56,000	7,168	5/11/63	200 bp — Monthly	2,231
	CMBX NA A.6 Index	A/P	9,571	62,000	7,936	5/11/63	200 bp — Monthly	1,656
	CMBX NA A.6 Index	A/P	7,520	64,000	8,192	5/11/63	200 bp — Monthly	(651)
	CMBX NA A.6 Index	A/P	11,516	83,000	10,624	5/11/63	200 bp — Monthly	920
	CMBX NA A.6 Index	A/P	14,218	94,000	12,032	5/11/63	200 bp — Monthly	2,217
	CMBX NA A.6 Index	A/P	17,640	126,000	16,128	5/11/63	200 bp — Monthly	1,554
	CMBX NA A.6 Index	A/P	46,218	278,000	35,584	5/11/63	200 bp — Monthly	10,726
	CMBX NA A.6 Index	A/P	37,603	315,000	40,320	5/11/63	200 bp — Monthly	(2,612)
	CMBX NA BB.11 Index	BB-/P	12,430	22,000	7,902	11/18/54	500 bp — Monthly	4,546
	CMBX NA BB.9 Index	BB-/P	5,611	10,000	4,463	9/17/58	500 bp — Monthly	1,156
	CMBX NA BBB-.6 Index	BB+/P	4,935	75,000	25,050	5/11/63	300 bp — Monthly	(20,078)
	CMBX NA BBB-.6 Index	BB+/P	6,792	103,000	34,402	5/11/63	300 bp — Monthly	(27,558)
	CMBX NA BBB-.6 Index	BB+/P	8,101	119,000	39,746	5/11/63	300 bp — Monthly	(31,585)
	CMBX NA BBB-.6 Index	BB+/P	301,265	4,731,000	1,580,154	5/11/63	300 bp — Monthly	(1,276,523)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	2,541	19,000	8,358	1/17/47	500 bp — Monthly	(5,801)
	CMBX NA BBB-.6 Index	BB+/P	300,774	3,201,000	1,069,134	5/11/63	300 bp — Monthly	(766,760)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB+/P	53,946	506,000	169,004	5/11/63	300 bp — Monthly	(114,805)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	441	3,000	384	5/11/63	200 bp — Monthly	58
	CMBX NA A.6 Index	A/P	870	6,000	768	5/11/63	200 bp — Monthly	104
	CMBX NA A.6 Index	A/P	1,279	11,000	1,408	5/11/63	200 bp — Monthly	(126)
	CMBX NA A.6 Index	A/P	21,494	181,000	23,168	5/11/63	200 bp — Monthly	(1,614)
	CMBX NA A.7 Index	A-/P	(54)	37,000	3,992	1/17/47	200 bp — Monthly	(4,034)
	CMBX NA BB.6 Index	B+/P	7,509	54,000	27,173	5/11/63	500 bp — Monthly	(19,618)
	CMBX NA BBB-.6 Index	BB+/P	142	1,000	334	5/11/63	300 bp — Monthly	(191)
	CMBX NA BBB-.6 Index	BB+/P	717	14,000	4,676	5/11/63	300 bp — Monthly	(3,952)
	CMBX NA BBB-.6 Index	BB+/P	1,416	16,000	5,344	5/11/63	300 bp — Monthly	(3,920)
	CMBX NA BBB-.6 Index	BB+/P	1,416	16,000	5,344	5/11/63	300 bp — Monthly	(3,920)
	CMBX NA BBB-.6 Index	BB+/P	2,017	24,000	8,016	5/11/63	300 bp — Monthly	(5,987)
	CMBX NA BBB-.6 Index	BB+/P	4,881	42,000	14,028	5/11/63	300 bp — Monthly	(9,126)
	CMBX NA BBB-.6 Index	BB+/P	2,486	49,000	16,366	5/11/63	300 bp — Monthly	(13,855)
	CMBX NA BBB-.6 Index	BB+/P	6,787	51,000	17,034	5/11/63	300 bp — Monthly	(10,222)
	CMBX NA BBB-.6 Index	BB+/P	3,030	60,000	20,040	5/11/63	300 bp — Monthly	(16,980)
	CMBX NA BBB-.6 Index	BB+/P	24,037	208,000	69,472	5/11/63	300 bp — Monthly	(45,331)
	CMBX NA BBB-.6 Index	BB+/P	31,021	309,000	103,206	5/11/63	300 bp — Monthly	(72,031)
	CMBX NA BBB-.6 Index	BB+/P	50,168	470,000	156,980	5/11/63	300 bp — Monthly	(106,577)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	5,375	40,000	5,120	5/11/63	200 bp — Monthly	268
	CMBX NA A.6 Index	A/P	5,600	40,000	5,120	5/11/63	200 bp — Monthly	493
	CMBX NA BB.10 Index	BB-/P	2,006	25,000	11,308	5/11/63	500 bp — Monthly	(9,281)
	CMBX NA BB.7 Index	B+/P	30,848	63,000	27,714	1/17/47	500 bp — Monthly	3,187
	CMBX NA BBB- .13 Index	BBB-/P	3,423	17,000	3,392	12/16/72	300 bp — Monthly	31
	CMBX NA BBB- .13 Index	BBB-/P	5,004	25,000	4,988	12/16/72	300 bp — Monthly	22
	CMBX NA BBB-.6 Index	BB+/P	89,517	280,000	93,520	5/11/63	300 bp — Monthly	(3,863)
	Merrill Lynch International
	CMBX NA BB.6 Index	B+/P	1,342	12,000	6,038	5/11/63	500 bp — Monthly	(4,687)
	CMBX NA BB.7 Index	B+/P	1,452	12,000	5,279	1/17/47	500 bp — Monthly	(3,817)
	CMBX NA BBB-.6 Index	BB+/P	359	5,000	1,670	5/11/63	300 bp — Monthly	(1,308)
	CMBX NA BBB-.6 Index	BB+/P	1,409	16,000	5,344	5/11/63	300 bp — Monthly	(3,927)
	CMBX NA BBB-.6 Index	BB+/P	1,754	23,000	7,682	5/11/63	300 bp — Monthly	(5,916)
	CMBX NA BBB-.6 Index	BB+/P	3,438	38,000	12,692	5/11/63	300 bp — Monthly	(9,235)
	CMBX NA BBB-.6 Index	BB+/P	4,114	64,000	21,376	5/11/63	300 bp — Monthly	(17,230)
	CMBX NA BBB-.6 Index	BB+/P	84,380	945,000	315,630	5/11/63	300 bp — Monthly	(230,778)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	4,375	28,000	3,584	5/11/63	200 bp — Monthly	800
	CMBX NA A.7 Index	A-/P	(2)	2,000	216	1/17/47	200 bp — Monthly	(217)
	CMBX NA A.7 Index	A-/P	(5)	11,000	1,187	1/17/47	200 bp — Monthly	(1,189)
	CMBX NA A.7 Index	A-/P	656	135,000	14,567	1/17/47	200 bp — Monthly	(13,866)
	CMBX NA BBB- .13 Index	BBB-/P	1,625	8,000	1,596	12/16/72	300 bp — Monthly	30
	CMBX NA BBB- .13 Index	BBB-/P	20,094	102,000	20,349	12/16/72	300 bp — Monthly	(238)
	CMBX NA BBB-.6 Index	BB+/P	752	9,000	3,006	5/11/63	300 bp — Monthly	(2,250)
	CMBX NA BBB-.6 Index	BB+/P	2,364	36,000	12,024	5/11/63	300 bp — Monthly	(9,642)
	CMBX NA BBB-.6 Index	BB+/P	2,377	36,000	12,024	5/11/63	300 bp — Monthly	(9,629)
	CMBX NA BBB-.6 Index	BB+/P	4,206	43,000	14,362	5/11/63	300 bp — Monthly	(10,135)
	CMBX NA BBB-.6 Index	BB+/P	589,091	8,892,000	2,969,928	5/11/63	300 bp — Monthly	(2,376,377)
	CMBX NA BBB-.7 Index	BBB-/P	74	1,000	256	1/17/47	300 bp — Monthly	(181)
	CMBX NA BBB-.7 Index	BBB-/P	36,069	530,000	135,468	1/17/47	300 bp — Monthly	(99,134)

Upfront premium received			1,913,379		Unrealized appreciation			29,999

Upfront premium (paid)			(61)		Unrealized (depreciation)			(5,376,774)

	Total		$1,913,318				Total	$(5,346,775)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,252)	$12,000	$5,428	11/17/59	(500 bp) — Monthly	$4,165
	CMBX NA BB.10 Index	(987)	9,000	4,071	11/17/59	(500 bp) — Monthly	3,076
	CMBX NA BB.11 Index	(3,610)	50,000	17,960	11/18/54	(500 bp) — Monthly	14,308
	CMBX NA BB.11 Index	(4,535)	35,000	12,572	11/18/54	(500 bp) — Monthly	8,008
	CMBX NA BB.11 Index	(1,031)	15,000	5,388	11/18/54	(500 bp) — Monthly	4,344
	CMBX NA BB.11 Index	(1,131)	12,000	4,310	11/18/54	(500 bp) — Monthly	3,169
	CMBX NA BB.11 Index	(363)	7,000	2,514	11/18/54	(500 bp) — Monthly	2,145
	CMBX NA BB.11 Index	(357)	7,000	2,514	11/18/54	(500 bp) — Monthly	2,152
	CMBX NA BB.12 Index	(429)	5,000	1,697	8/17/61	(500 bp) — Monthly	1,264
	CMBX NA BB.7 Index	(9,339)	183,000	80,502	1/17/47	(500 bp) — Monthly	71,010
	CMBX NA BB.7 Index	(1,077)	16,000	7,038	1/17/47	(500 bp) — Monthly	5,948
	CMBX NA BB.8 Index	(2,980)	24,000	12,036	10/17/57	(500 bp) — Monthly	9,036
	CMBX NA BBB- .10 Index	(5,906)	24,000	5,887	11/17/59	(300 bp) — Monthly	(18)
	CMBX NA BBB- .12 Index	(8,800)	39,000	9,216	8/17/61	(300 bp) — Monthly	396
	CMBX NA BBB- .12 Index	(3,874)	19,000	4,490	8/17/61	(300 bp) — Monthly	606
	CMBX NA BBB- .12 Index	(1,427)	7,000	1,654	8/17/61	(300 bp) — Monthly	223
	CMBX NA BBB-.10 Index	(28,899)	97,000	23,794	11/17/59	(300 bp) — Monthly	(5,153)
	CMBX NA BBB-.11 Index	(22,437)	70,000	15,841	11/18/54	(300 bp) — Monthly	(6,631)
	CMBX NA BBB-.11 Index	(16,644)	52,000	11,768	11/18/54	(300 bp) — Monthly	(4,902)
	CMBX NA BBB-.11 Index	(15,418)	47,000	10,636	11/18/54	(300 bp) — Monthly	(4,805)
	CMBX NA BBB-.11 Index	(10,465)	32,000	7,242	11/18/54	(300 bp) — Monthly	(3,239)
	CMBX NA BBB-.11 Index	(3,680)	25,000	5,658	11/18/54	(300 bp) — Monthly	1,965
	CMBX NA BBB-.11 Index	(3,680)	25,000	5,658	11/18/54	(300 bp) — Monthly	1,965
	CMBX NA BBB-.11 Index	(7,842)	24,000	5,431	11/18/54	(300 bp) — Monthly	(2,423)
	CMBX NA BBB-.11 Index	(2,155)	15,000	3,395	11/18/54	(300 bp) — Monthly	1,232
	CMBX NA BBB-.11 Index	(1,609)	8,000	1,810	11/18/54	(300 bp) — Monthly	198
	CMBX NA BBB-.12 Index	(46,049)	146,000	34,500	8/17/61	(300 bp) — Monthly	(11,623)
	CMBX NA BBB-.12 Index	(37,260)	106,000	25,048	8/17/61	(300 bp) — Monthly	(12,265)
	CMBX NA BBB-.12 Index	(37,356)	106,000	25,048	8/17/61	(300 bp) — Monthly	(12,361)
	CMBX NA BBB-.12 Index	(24,256)	71,000	16,777	8/17/61	(300 bp) — Monthly	(7,514)
	CMBX NA BBB-.12 Index	(23,381)	70,000	16,541	8/17/61	(300 bp) — Monthly	(6,875)
	CMBX NA BBB-.12 Index	(18,075)	52,000	12,288	8/17/61	(300 bp) — Monthly	(5,813)
	CMBX NA BBB-.12 Index	(16,707)	50,000	11,815	8/17/61	(300 bp) — Monthly	(4,917)
	CMBX NA BBB-.12 Index	(2,664)	14,000	3,308	8/17/61	(300 bp) — Monthly	638
	CMBX NA BBB-.7 Index	(4,375)	20,000	5,112	1/17/47	(300 bp) — Monthly	727
	CMBX NA BBB-.9 Index	(16,088)	68,000	17,898	9/17/58	(300 bp) — Monthly	1,775
	Credit Suisse International
	CMBX NA BB.10 Index	(3,202)	24,000	10,855	11/17/59	(500 bp) — Monthly	7,633
	CMBX NA BB.10 Index	(2,854)	24,000	10,855	11/17/59	(500 bp) — Monthly	7,981
	CMBX NA BB.10 Index	(1,616)	13,000	5,880	11/17/59	(500 bp) — Monthly	4,253
	Goldman Sachs International
	CMBX NA BB.12 Index	(5,858)	16,000	5,430	8/17/61	(500 bp) — Monthly	(441)
	CMBX NA BB.8 Index	(906)	8,000	4,012	10/17/57	(500 bp) — Monthly	3,099
	CMBX NA BB.9 Index	(9,424)	59,000	26,332	9/17/58	(500 bp) — Monthly	16,858
	CMBX NA BB.9 Index	(660)	17,000	7,587	9/17/58	(500 bp) — Monthly	6,913
	CMBX NA BBB-.11 Index	(2,024)	13,000	2,942	11/18/54	(300 bp) — Monthly	911
	CMBX NA BBB-.12 Index	(13,171)	39,000	9,216	8/17/61	(300 bp) — Monthly	(3,975)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(65,446)	120,000	43,104	11/18/54	(500 bp) — Monthly	(22,442)
	CMBX NA BB.11 Index	(5,148)	10,000	5,032	5/11/63	(500 bp) — Monthly	(124)
	CMBX NA BB.12 Index	(18,124)	33,000	11,200	8/17/61	(500 bp) — Monthly	(6,951)
	CMBX NA BBB- .12 Index	(3,466)	17,000	4,017	8/17/61	(300 bp) — Monthly	542
	CMBX NA BBB-.10 Index	(11,268)	40,000	9,812	11/17/59	(300 bp) — Monthly	(1,476)
	CMBX NA BBB-.10 Index	(9,534)	32,000	7,850	11/17/59	(300 bp) — Monthly	(1,700)
	CMBX NA BBB-.11 Index	(14,830)	46,000	10,410	11/18/54	(300 bp) — Monthly	(4,443)
	CMBX NA BBB-.11 Index	(14,458)	46,000	10,410	11/18/54	(300 bp) — Monthly	(4,071)
	CMBX NA BBB-.11 Index	(6,854)	34,000	7,694	11/18/54	(300 bp) — Monthly	823
	CMBX NA BBB-.11 Index	(7,229)	23,000	5,205	11/18/54	(300 bp) — Monthly	(2,036)
	CMBX NA BBB-.11 Index	(7,219)	23,000	5,205	11/18/54	(300 bp) — Monthly	(2,025)
	CMBX NA BBB-.12 Index	(10,286)	31,000	7,325	8/17/61	(300 bp) — Monthly	(2,976)
	CMBX NA BBB-.12 Index	(5,588)	16,000	3,781	8/17/61	(300 bp) — Monthly	(1,815)
	CMBX NA BBB-.7 Index	(56,108)	239,000	61,088	1/17/47	(300 bp) — Monthly	4,861
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,366)	24,000	10,855	11/17/59	(500 bp) — Monthly	9,470
	CMBX NA BB.11 Index	(11,862)	24,000	8,621	11/18/54	(500 bp) — Monthly	(3,261)
	CMBX NA BB.9 Index	(24,582)	631,000	281,615	9/17/58	(500 bp) — Monthly	256,508
	CMBX NA BBB- .10 Index	(6,933)	32,000	7,850	11/17/59	(300 bp) — Monthly	900
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(1,259)	12,000	5,428	11/17/59	(500 bp) — Monthly	4,159
	CMBX NA BB.11 Index	(2,382)	25,000	8,980	11/18/54	(500 bp) — Monthly	6,577
	CMBX NA BB.12 Index	(1,901)	36,000	12,218	8/17/61	(500 bp) — Monthly	10,287
	CMBX NA BB.12 Index	(1,215)	17,000	5,770	8/17/61	(500 bp) — Monthly	4,540
	CMBX NA BB.12 Index	(10,200)	17,000	5,770	8/17/61	(500 bp) — Monthly	(4,444)
	CMBX NA BB.12 Index	(917)	13,000	4,412	8/17/61	(500 bp) — Monthly	3,484
	CMBX NA BB.12 Index	(803)	11,000	3,733	8/17/61	(500 bp) — Monthly	2,921
	CMBX NA BB.12 Index	(408)	5,000	1,697	9/17/58	(500 bp) — Monthly	1,284
	CMBX NA BB.9 Index	(24,315)	179,000	79,888	9/17/58	(500 bp) — Monthly	55,423
	CMBX NA BB.9 Index	(23,827)	179,000	79,888	9/17/58	(500 bp) — Monthly	55,912
	CMBX NA BB.9 Index	(22,969)	168,000	74,978	9/17/58	(500 bp) — Monthly	51,869
	CMBX NA BB.9 Index	(22,860)	152,000	67,838	9/17/58	(500 bp) — Monthly	44,851
	CMBX NA BB.9 Index	(20,671)	137,000	61,143	9/17/58	(500 bp) — Monthly	40,358
	CMBX NA BB.9 Index	(20,232)	130,000	58,019	9/17/58	(500 bp) — Monthly	37,679
	CMBX NA BB.9 Index	(12,260)	81,000	36,150	9/17/58	(500 bp) — Monthly	23,822
	CMBX NA BB.9 Index	(11,669)	81,000	36,150	9/17/58	(500 bp) — Monthly	24,414
	CMBX NA BB.9 Index	(2,855)	38,000	16,959	9/17/58	(500 bp) — Monthly	14,073
	CMBX NA BB.9 Index	(1,270)	36,000	16,067	9/17/58	(500 bp) — Monthly	14,767
	CMBX NA BB.9 Index	(2,309)	27,000	12,050	9/17/58	(500 bp) — Monthly	9,718
	CMBX NA BB.9 Index	(3,633)	24,000	10,711	9/17/58	(500 bp) — Monthly	7,058
	CMBX NA BB.9 Index	(1,415)	23,000	10,265	9/17/58	(500 bp) — Monthly	8,831
	CMBX NA BBB- .12 Index	(17,496)	77,000	18,195	8/17/61	(300 bp) — Monthly	661
	CMBX NA BBB- .12 Index	(5,797)	28,000	6,616	8/17/61	(300 bp) — Monthly	805
	CMBX NA BBB- .12 Index	(2,921)	14,000	3,308	8/17/61	(300 bp) — Monthly	380
	CMBX NA BBB- .12 Index	(2,921)	14,000	3,308	8/17/61	(300 bp) — Monthly	380
	CMBX NA BBB-.11 Index	(11,647)	74,000	16,746	11/18/54	(300 bp) — Monthly	5,062
	CMBX NA BBB-.11 Index	(16,004)	50,000	11,315	11/18/54	(300 bp) — Monthly	(4,714)
	CMBX NA BBB-.11 Index	(16,004)	50,000	11,315	11/18/54	(300 bp) — Monthly	(4,714)
	CMBX NA BBB-.11 Index	(14,559)	46,000	10,410	11/18/54	(300 bp) — Monthly	(4,172)
	CMBX NA BBB-.11 Index	(14,530)	46,000	10,410	11/18/54	(300 bp) — Monthly	(4,143)
	CMBX NA BBB-.11 Index	(7,178)	23,000	5,205	11/18/54	(300 bp) — Monthly	(1,985)
	CMBX NA BBB-.11 Index	(1,005)	5,000	1,132	11/18/54	(300 bp) — Monthly	124
	CMBX NA BBB-.12 Index	(38,641)	125,000	29,538	8/17/61	(300 bp) — Monthly	(9,166)
	CMBX NA BBB-.12 Index	(7,644)	23,000	5,435	8/17/61	(300 bp) — Monthly	(2,220)
	CMBX NA BBB-.12 Index	(2,265)	11,000	2,599	8/17/61	(300 bp) — Monthly	328
	CMBX NA BBB-.12 Index	(1,506)	8,000	1,890	8/17/61	(300 bp) — Monthly	381
	CMBX NA BBB-.7 Index	(4,063)	64,000	16,358	1/17/47	(300 bp) — Monthly	12,263

	Upfront premium received	—				Unrealized appreciation	901,513

	Upfront premium (paid)	(1,059,705)			Unrealized (depreciation)		(181,833)

	Total	$(1,059,705)				Total	$719,680
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $46,335,615.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $184,981.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,497,529.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $187,975.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $36,563,476 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,201,787 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,645,972 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,497,529 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,528,097	$—
Mortgage-backed securities	—	35,548,616	—
Purchased options outstanding	—	192,328	—
Purchased swap options outstanding	—	2,406,018	—
U.S. government and agency mortgage obligations	—	29,465,958	—
Short-term investments	260,000	10,063,328	—

Totals by level	$260,000	$79,204,345	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(49,129)	$—	$—
Written options outstanding	—	(180,685)	—
Written swap options outstanding	—	(2,451,486)	—
Forward premium swap option contracts	—	263,602	—
TBA sale commitments	—	(16,675,703)	—
Interest rate swap contracts	—	(164,057)	—
Total return swap contracts	—	(4,938)	—
Credit default contracts	—	(5,480,708)	—

Totals by level	$(49,129)	$(24,693,975)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$92,700,000
Purchased swap option contracts (contract amount)	$144,900,000
Written TBA commitment option contracts (contract amount)	$93,300,000
Written swap option contracts (contract amount)	$88,800,000
Futures contracts (number of contracts)	300
Centrally cleared interest rate swap contracts (notional)	$195,000,000
OTC total return swap contracts (notional)	$9,100,000
OTC credit default contracts (notional)	$29,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com